Impairment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Impairment
11.	Impairment

(1)	Impairment of Goodwill
The annual impairment testing for goodwill was performed on October 1 for the years ended December 31, 2017, 2018 and 2019. For the purpose of the impairment test, goodwill was allocated to one CGU for the year ended December 31, 2017. For the year ended December 31, 2017, the Group’s CGU was the Group’s operating segment as well as the reporting segment. Since the Group changed its operating segment from one segment to two segments in 2018, Core business and Strategic business, as noted in Note 5 Segment Information, the Group allocated goodwill to five CGUs and tested goodwill for impairment for the years ended December 31, 2018 and 2019. The Group’s Core business and Strategic business are the Group’s operating segments as well as the reporting segments.
The carrying amount of goodwill allocated to each of the CGUs for impairment testing is as follows:

(In millions of yen)

CGU	For the year ended December 31, 2017
LINE business and portal	16,767

Total	16,767

(In millions of yen)

CGU	For the year ended December 31, 2018
Core business
Core business	14,838
Strategic business
Friends business	740
Fintech business	1,075
E-commerce business	307
AI business	135

Total	17,095

(In millions of yen)

CGU	For the year ended December 31, 2019
Core business
Core business	14,789
Strategic business
Friends business	737
Fintech business	1,072
E-commerce business	919
AI business	134

Total	17,651

The recoverable amounts of the CGUs have been determined based on a value in use calculation using cash flow projections for a period of up to five years from financial budgets approved by the Group’s management. Cash flow projections take into account past experience and represent management’s best estimates. The main assumptions used in the value in use calculation include the discount rate, terminal growth rate and expected future cash flows. These assumptions can be subject to significant adjustments due to factors such as marketing budgets, IT spending of corporations, and competition from competitors. Cash flows beyond the planning periods were extrapolated using terminal growth rates.
To estimate the discount rate that reflects the time value of money and the risks specific to the CGUs, the Group has assumed a risk-free rate equal to one-month
average market yields on
10-year
Japanese government bonds at the date of performing the annual impairment test. The Group also incorporated risk premiums, such as a size premium and market risk premium, in the discount rate. The terminal growth rates are based on the long-term average inflation rates of the Group’s main countries of operation, including Japan, Taiwan and Thailand, which takes into consideration external macroeconomic sources of data.

(a)	CGU
The significant assumptions used in the value in use calculations are as follows:

	2017		2018		2019
CGU	Pre-tax discount rate	Terminal growth rate	Pre-tax discount rate	Terminal growth rate	Pre-tax discount rate	Terminal growth rate
LINE business and portal CGU	10.3%	1.6%	—	—	—	—
Core business
Core business	—	—	11.6%	1.3%	10.8%	1.3%
Strategic business
Friends business	—	—	11.2%	2.3%	14.3%	2.3%
Fintech business	—	—	11.8%	1.6%	13.4%	1.3%
E-commerce business	—	—	11.0%	1.7%	13.6%	1.4%
AI business	—	—	11.5%	1.7%	12.3%	1.1%
No significant impairment losses were recognized for goodwill for the year ended December 31, 2017, 2018 and 2019, as a result of the annual impairment testing.

(b)	Sensitivity to Changes in Assumptions
In the opinion of the Group’s management, the recoverable amount considerably exceeded the carrying amount of the CGUs, and the outcomes of the impairment test are not sensitive to reasonably likely changes in any of the assumptions underlying the cash flow projections used for the impairment test or the discount rates in the periods presented for the CGUs.

(2)	Impairment of intangible assets with definite useful lives, right-of-use assets and property and equipment
For the year ended December 31, 2017, in connection with Kiwiple and LINE Games Global Gateway L.P., impairment of intangible assets with definite useful life in the amounts of 134 million yen and 80 million yen, respectively were recognized. No impairment loss was recognized for property and equipment for the years ended December 31, 2017.
For the year ended December 31, 2018, in the Core business and in the Fintech finance related business within the Strategic business, impairment of intangible assets with defined useful life in the amount of 60 million yen and 152 million yen, respectively were recognized. No impairment loss was recognized for property and equipment for the years ended December 31, 2018.
For the year ended December 31, 2019, impairment of intangible assets with defined useful life in the amount of 96 million yen was recognized mainly in the Fintech finance related business within the Strategic business. The Group assessed at the year-end whether there is any indication that right-of-use assets and property and equipment in connection with Friends business within the Strategic business may be impaired. As of December 31, 2019, the Group determined that there were indications of impairment on right-of-use assets and property and equipment in connection with Friends business within the Strategic business, and the Group performed impairment tests on these assets by comparing the respective recoverable amounts with the carrying amounts. As a result, impairment of right-of-use
assets and property and equipment in the amounts of 617 million yen and 57 million yen, respectively, were recognized for the year ended December 31, 2019.
The recoverable amounts are estimated based on value in use calculated by applying a pre-tax discount rate to the estimated future cash flows. The estimated future cash flows, which are based on the financial budgets approved by the Group’s management, represent management’s best estimate taken into account expected revenue growth rates, cost of goods sold ratio, and marketing expenses determined based on historical experience, internal and external information.
The significant assumptions used in the value in use calculations are as follows:

December 31, 2019
Pre-tax discount rate	9.9%-13.9%
Refer to Note 4 Significant Accounting Judgements, Estimates and Assumptions (a) for more detail of the estimate of recoverable amount and the assumption used.
The carrying amounts of right-of-use assets and property and equipment in connection with Friends business as a Strategic business as of December 31, 2019 are as follows:

December 31, 2019
Right-of-used assets	13,074
Property and equipment	1,376

Total	14,450